SCHEDULE OF ACCRUALS AND OTHER PAYABLES (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Payables and Accruals [Abstract]
Accrued professional fee	$ 128,332	$ 1,001,180	$ 40,000
Accrued staff reimbursement	7,667	59,818	9,816
Accrued IPO expenses			274,552
Accrued professional fee	921	7,187	2,478
Total	$ 136,920	$ 1,068,185	$ 326,846